Re-designation of Series B Preferred Shares	12 Months Ended
Dec. 31, 2015
Re-designation of Series B Preferred Shares
Re-designation of Series B Preferred Shares

21.  Re-designation of Series B Preferred Shares

25,247,161 Series B Preferred Shares were transferred to new investors and re-designated into ordinary shares in December 2013. The transaction was viewed as if the holders of the Series B Preferred Shares exercised their option to convert Series B Preferred Shares into ordinary shares, and then subsequently transferred the newly converted ordinary shares to the new investors. Accordingly, the carrying amounts of the Series B Preferred Shares were reduced, offset by increases in the ordinary shares and additional paid-in capital which equaled to RMB34,108, with total translation adjustment gains amounted to RMB4,065.